UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pershing Square Capital Management, L.P.
Address: 888 Seventh Avenue
         42nd Floor
         New York, New York  10019

13F File Number:  28-11694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William A Ackman
Title: Managing Member of PS Management GP, LLC, the General Partner of the Institutional Investment Manager filing this report
Phone:     212-813-3700

Signature, Place, and Date of Signing:

     William A Ackman     New York, NY/USA     May 15, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:


Confidential information has been omitted from this Form 13F report and filed separately with the Commission.

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $1,993,919 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-11695                      Pershing Square GP, LLC
2    28-11926                      Pershing Square Holdings GP, LLC

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXANDERS INC                 COM              014752109      867     5089 SH       SOLE                     5089        0        0
ALEXANDERS INC                 COM              014752109      531     3116 SH       SHARED  1                   0     3116        0
APARTMENT INVT & MGMT CO       CL A             03748R101    16318  2977673 SH       SHARED  1                   0  2977673        0
APARTMENT INVT & MGMT CO       CL A             03748R101    28217  5149061 SH       SOLE                  5149061        0        0
BORDERS GROUP INC              COM              099709107       50    79533 SH       SHARED  1                   0    79533        0
BORDERS GROUP INC              COM              099709107     6627 10518447 SH       SOLE                 10518447        0        0
E M C CORP MASS                COM              268648102   244877 21480438 SH       SHARED  1                   0 21480438        0
E M C CORP MASS                COM              268648102   423380 37138595 SH       SOLE                 37138595        0        0
GENERAL GROWTH PPTYS INC       COM              370021107    10708 15081625 SH       SOLE                 15081625        0        0
GENERAL GROWTH PPTYS INC       COM              370021107     5808  8179744 SH       SHARED  1                   0  8179744        0
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109     2537   158856 SH       SOLE                   158856        0        0
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109     1456    91144 SH       SHARED  1                   0    91144        0
TARGET CORP                    COM              87612E106   304164  8844551 SH       SHARED  2                   0  8844551        0
TARGET CORP                    COM              87612E106   551230 16028778 SH       SOLE                 16028778        0        0
TARGET CORP                    COM              87612E106    25115   730300 SH  CALL SHARED  1                   0   730300        0
TARGET CORP                    COM              87612E106    44105  1282500 SH  CALL SOLE                  1282500        0        0
VISA INC                       COM CL A         92826C839    44892   807412 SH       SHARED  1                   0   807412        0
VISA INC                       COM CL A         92826C839    77732  1398052 SH       SOLE                  1398052        0        0
WENDYS ARBYS GROUP INC         COM              950587105    59530 11834954 SH       SHARED  1                   0 11834954        0
WENDYS ARBYS GROUP INC         COM              950587105   103063 20489626 SH       SOLE                 20489626        0        0
YUM BRANDS INC                 COM              988498101    27046   984219 SH       SOLE                   984219        0        0
YUM BRANDS INC                 COM              988498101    15666   570096 SH       SHARED  1                   0   570096        0